Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Discounted bank acceptance notes	¥ 482,000	$ 73,870	¥ 537,000
Short-term Investments [Member]
Discounted bank acceptance notes	¥ 482,000		¥ 415,000
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.30%	3.30%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.50%	2.50%